UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities
Short-term bank borrowings			¥ 72,500
Accounts payable	¥ 534,823	$ 73,755	659,215
Customers' refundable fees	31,517	4,346	30,747
Income tax payables	1,021	141	4,876
Operating lease liabilities-current	465	64	1,243
Non-current liabilities
Income tax payables	31,681	4,369	30,772
Operating lease liabilities	¥ 779	$ 107	¥ 792
Class A, Class B and Class C ordinary shares
Equity:
Ordinary shares, shares authorized | shares	50,000,000,000	50,000,000,000	50,000,000,000
Common Class A
Equity:
Common stock par value | $ / shares		$ 0.0000001
Common stock issued | shares	20,856,591,996	20,856,591,996	1,850,866,648
Ordinary shares, shares outstanding | shares	20,856,591,996	20,856,591,996	1,850,866,648
Class B ordinary shares
Equity:
Common stock par value | $ / shares		$ 0.0000001
Common stock issued | shares	490,418,360	490,418,360	619,938,058
Ordinary shares, shares outstanding | shares	490,418,360	490,418,360	619,938,058
Class C ordinary shares
Equity:
Common stock par value | $ / shares		$ 0.0000001
Common stock issued | shares	5,700,000	5,700,000	75,000
Ordinary shares, shares outstanding | shares	5,700,000	5,700,000	75,000
VIE
Current liabilities
Short-term bank borrowings	¥ 0		¥ 72,500
Accounts payable	514,564		638,295
Customers' refundable fees	31,517		30,747
Accrued expenses and other payables	86,989		145,088
Income tax payables	463		2,468
Operating lease liabilities-current	465		1,096
Non-current liabilities
Income tax payables	27,669		27,429
Operating lease liabilities	¥ 779		¥ 791